Segmented information (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Percentage of Revenue	10.00%	10.00%
One Customer [Member]
Percentage of Revenue	17.00%	14.00%
Two Customer [Member]
Percentage of Revenue	20.00%	24.00%